Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Foreign Exchange Rates
The most significant closing exchange rates for the statement of financial position and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for the statements of operations in respect to CEMEX’s main functional currencies to the Dollar as of December 31, 2022, 2021 and 2020, were as follows:

	2022		2021		2020
Currency	Closing	Average	Closing	Average	Closing	Average
Peso	19.5000	20.0274	20.5000	20.4266	19.8900	21.5766
Euro	0.9344	0.9522	0.8789	0.8467	0.8183	0.8736
British Pound Sterling	0.8266	0.8139	0.7395	0.7262	0.7313	0.7758
Colombian Peso	4,810	4,277	3,981	3,783	3,433	3,730

Summary of Maximum Average Useful Lives of Fixed Assets
As of December 31, 2022, the average useful lives by category of fixed assets, which are reviewed at each reporting date, were as follows:

Years
Administrative buildings	27
Industrial buildings	24
Machinery and equipment in plant	16
Ready-mix trucks and motor vehicles	8
Office equipment and other assets	6

Summary of Statutory Tax Rates
For the years ended December 31, 2022, 2021 and 2020, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2022	2021	2020
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
United Kingdom	19.0%	19.0%	19.0%
France	25.8%	28.4%	32.0%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	25.0%	25.0%	30.0%
Israel	23.0%	23.0%	23.0%
Colombia	35.0%	31.0%	32.0%
Others	5.5% – 30.0%	5.5% – 30.0%	9.0% – 30.0%